Bank Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Bank premises and equipment
Less: accumulated depreciation	$ (526,939)	$ (498,641)
Bank premises and equipment, net	479,878	506,595
Building and Building Improvements [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 577,656	573,257
Building and Building Improvements [Member] | Minimum [Member]
Bank premises and equipment
Estimated useful lives	5 years
Building and Building Improvements [Member] | Maximum [Member]
Bank premises and equipment
Estimated useful lives	39 years
Furniture Equipment and Vehicles [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 311,313	313,880
Furniture Equipment and Vehicles [Member] | Minimum [Member]
Bank premises and equipment
Estimated useful lives	1 year
Furniture Equipment and Vehicles [Member] | Maximum [Member]
Bank premises and equipment
Estimated useful lives	20 years
Land [Member]
Bank premises and equipment
Bank premises and equipment, gross	$ 117,848	$ 118,099